Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Columbia Large Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Value Fund
Class Name	Class A
Trading Symbol	INDZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Large Cap Value Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 51	0.96% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 2,594,431,033
Holdings Count | Holding	69
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund S tatis tics
Fund net assets	$ 2,594,431,033
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Rep
resenta
tion of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	3.9%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	2.8%
Procter & Gamble Co. (The)	2.2%
Citigroup, Inc.	2.1%
Walt Disney Co. (The)	2.1%
Linde PLC	2.0%
Chubb Ltd.	2.0%
EOG Resources, Inc.	2.0%
Philip Morris International, Inc.	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.9%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	2.8%
Procter & Gamble Co. (The)	2.2%
Citigroup, Inc.	2.1%
Walt Disney Co. (The)	2.1%
Linde PLC	2.0%
Chubb Ltd.	2.0%
EOG Resources, Inc.	2.0%
Philip Morris International, Inc.	1.9%

Columbia Large Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Value Fund
Class Name	Class C
Trading Symbol	ADECX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Large Cap Value Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 90	1.71% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.71%	[1]
Net Assets	$ 2,594,431,033
Holdings Count | Holding	69
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Stati stics
Fund net assets	$ 2,594,431,033
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Rep
resent
ation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	3.9%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	2.8%
Procter & Gamble Co. (The)	2.2%
Citigroup, Inc.	2.1%
Walt Disney Co. (The)	2.1%
Linde PLC	2.0%
Chubb Ltd.	2.0%
EOG Resources, Inc.	2.0%
Philip Morris International, Inc.	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.9%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	2.8%
Procter & Gamble Co. (The)	2.2%
Citigroup, Inc.	2.1%
Walt Disney Co. (The)	2.1%
Linde PLC	2.0%
Chubb Ltd.	2.0%
EOG Resources, Inc.	2.0%
Philip Morris International, Inc.	1.9%

Columbia Large Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CDVZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Large Cap Value Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 38	0.71% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 2,594,431,033
Holdings Count | Holding	69
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund S tati stics
Fund net assets	$ 2,594,431,033
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical
Represen
tation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	3.9%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	2.8%
Procter & Gamble Co. (The)	2.2%
Citigroup, Inc.	2.1%
Walt Disney Co. (The)	2.1%
Linde PLC	2.0%
Chubb Ltd.	2.0%
EOG Resources, Inc.	2.0%
Philip Morris International, Inc.	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.9%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	2.8%
Procter & Gamble Co. (The)	2.2%
Citigroup, Inc.	2.1%
Walt Disney Co. (The)	2.1%
Linde PLC	2.0%
Chubb Ltd.	2.0%
EOG Resources, Inc.	2.0%
Philip Morris International, Inc.	1.9%

Columbia Large Cap Value Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Value Fund
Class Name	Institutional 2 Class
Trading Symbol	RSEDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Large Cap Value Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 37	0.69% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 2,594,431,033
Holdings Count | Holding	69
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund S tatis tics
Fund net assets	$ 2,594,431,033
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical Re
present
ation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	3.9%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	2.8%
Procter & Gamble Co. (The)	2.2%
Citigroup, Inc.	2.1%
Walt Disney Co. (The)	2.1%
Linde PLC	2.0%
Chubb Ltd.	2.0%
EOG Resources, Inc.	2.0%
Philip Morris International, Inc.	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.9%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	2.8%
Procter & Gamble Co. (The)	2.2%
Citigroup, Inc.	2.1%
Walt Disney Co. (The)	2.1%
Linde PLC	2.0%
Chubb Ltd.	2.0%
EOG Resources, Inc.	2.0%
Philip Morris International, Inc.	1.9%

Columbia Large Cap Value Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Value Fund
Class Name	Institutional 3 Class
Trading Symbol	CDEYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Large Cap Value Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 34	0.65% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 2,594,431,033
Holdings Count | Holding	69
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statist ics
Fund net assets	$ 2,594,431,033
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	15%

Holdings [Text Block]
Graphical
Repr
esentation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	3.9%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	2.8%
Procter & Gamble Co. (The)	2.2%
Citigroup, Inc.	2.1%
Walt Disney Co. (The)	2.1%
Linde PLC	2.0%
Chubb Ltd.	2.0%
EOG Resources, Inc.	2.0%
Philip Morris International, Inc.	1.9%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.9%
Berkshire Hathaway, Inc., Class B	3.4%
Walmart, Inc.	2.8%
Procter & Gamble Co. (The)	2.2%
Citigroup, Inc.	2.1%
Walt Disney Co. (The)	2.1%
Linde PLC	2.0%
Chubb Ltd.	2.0%
EOG Resources, Inc.	2.0%
Philip Morris International, Inc.	1.9%

[1]	Annualized.